UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Total	Common Share	Additional Paid-In Capital	Loan from Shareholder	Accumulated Deficit	Hedging Reserve	Foreign Currency Translation Reserve	Non- controlling Interest
Beginning balance	$ 7,242,000	$ 7,177,000	$ 10,000	$ 11,708,000	$ 10,681,000	$ (15,219,000)	$ (15,000)	$ 12,000	$ 65,000
Beginning balance (in shares) at Dec. 31, 2020			500,000,000
Repayment of loan from shareholder	(126,000)	(126,000)			(126,000)
Net income (loss)	(127,000)	(126,000)				(126,000)			(1,000)
Other comprehensive loss	(28,000)	(28,000)					(21,000)	(7,000)
Ending balance (in shares) at Mar. 31, 2021			500,000,000
Ending balance at Mar. 31, 2021	6,961,000	6,897,000	$ 10,000	11,708,000	10,555,000	(15,345,000)	(36,000)	5,000	64,000
Beginning balance	6,961,000	6,897,000	10,000	11,708,000	$ 10,555,000	(15,345,000)	(36,000)	5,000	64,000
Beginning balance	$ 8,033,000	7,975,000	$ 11,000	23,487,000		(15,469,000)	(57,000)	3,000	58,000
Beginning balance (in shares) at Dec. 31, 2021	531,846,000		531,845,744
Share-based payments	$ 53,000	53,000		53,000
Net income (loss)	178,000	179,000				179,000			(1,000)
Other comprehensive loss	$ 75,000	75,000					77,000	(2,000)
Ending balance (in shares) at Mar. 31, 2022	531,846,000		531,845,744
Ending balance at Mar. 31, 2022	$ 8,339,000	8,282,000	$ 11,000	23,540,000		(15,290,000)	20,000	1,000	57,000
Beginning balance	$ 8,339,000	$ 8,282,000	$ 11,000	$ 23,540,000		$ (15,290,000)	$ 20,000	$ 1,000	$ 57,000